FINANCIAL INSTRUMENTS (Details 10) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	$ 979,923	$ 737,381
Accounts receivable from related parties, current	5,559	6,274
Trade and other non-current receivables	14,338	16,606
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	789,236	542,296
Accounts receivable from related parties, current	0	369
Trade and other non-current receivables	11,806	13,637
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	21,884	10,448
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	66,886	54,118
Accounts receivable from related parties, current	0	829
Trade and other non-current receivables	0	40
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	70,127	96,847
Accounts receivable from related parties, current	5,559	5,076
Trade and other non-current receivables	2,492	2,859
Unidad de Fomento [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	502	2,816
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	40	70
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	31,288	30,856
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	$ 0	$ 0